INCOME TAXES	12 Months Ended
Jul. 22, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

7. INCOME TAXES

The geographic components of earnings before income taxes are as follows:

(In millions)	2012	2011	2010
United States	$38.3	$105.5	$86.8
Foreign	55.9	63.4	56.4

	$94.2	$168.9	$143.2

The provisions for income taxes consist of the following:

(In millions)	2012	2011	2010
Current expense:
Federal	$15.3	$22.9	$28.5
State	1.4	0.1	1.9
Foreign	3.1	15.1	13.8
Deferred expense (credit):
Federal	(5.1)	5.8	(4.9)
State	(0.4)	0.5	(0.4)
Foreign	(0.9)	1.2	(0.2)

	$13.4	$45.6	$38.7

A reconciliation of the Company’s total income tax expense and the amount computed by applying the statutory federal income tax rate of 35% to earnings before income taxes is as follows:

(In millions)	2012	2011	2010
Income taxes at U.S. statutory rate	$33.0	$59.1	$50.0
State income taxes, net of federal income tax	0.2	1.0	0.6
Nontaxable earnings of foreign affiliates	(4.9)	(4.6)	(4.6)
Research and development credits	—	(0.6)	(0.6)
Foreign earnings taxed at rates different from the U.S. statutory rate	(13.1)	(13.5)	(9.2)
Adjustments for uncertain tax positions	(6.7)	3.5	2.1
Non deductible expenses	4.9	0.7	0.1
Other	—	—	0.3

	$13.4	$45.6	$38.7

Significant components of the Company’s deferred income tax assets and liabilities as of the end of fiscal years 2012 and 2011 are as follows:

(In millions)	2012	2011
Deferred income tax assets:
Accounts receivable and inventory valuation allowances	$16.5	$5.3
Deferred compensation accruals	9.9	3.1
Accrued pension expense	58.9	36.6
Stock-based compensation	7.7	11.2
Net operating loss and foreign tax credit carryforward	3.9	2.8
Other amounts not deductible until paid	10.1	7.3
Other	1.4	—

Total gross deferred income tax assets	108.4	66.3
Less valuation allowance	(3.2)	(2.5)

Net deferred income tax assets	105.2	63.8

Deferred income tax liabilities:
Tax depreciation in excess of book depreciation	(9.9)	(6.0)
Intangible assets	(302.0)	—
Other	(4.9)	(5.7)

Total deferred income tax liabilities	(316.8)	(11.7)

Net deferred income tax assets (liabilities)	$(211.6)	$52.1

The valuation allowance for deferred income tax assets as of December 29, 2012 and December 31, 2011, was $3.2 and $2.5 respectively. The net change in the total valuation allowance for each of the years ended December 29, 2012, and December 31, 2011, was $0.7 and $1.1 respectively. The valuation allowance was related to foreign net operating loss carryforwards and tax credit carryforwards in foreign jurisdictions that, in the judgment of management, are not more likely than not to be realized. The ultimate realization of the carryforwards depends on the generation of future taxable income in the foreign tax jurisdictions.

At December 29, 2012, the Company had foreign net operating loss carryforwards of $8.5, which have expiration periods ranging from eight years to an unlimited term during which they are available to offset future foreign taxable income. The Company also had foreign tax credit carryforwards in foreign jurisdictions of $0.9, which are available for an unlimited carryforward period to offset future foreign taxable income.

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

(In millions)	2012	2011
Beginning balance	$13.8	$10.7
Increase related to current year business acquisition	2.6	—
Increases related to current year tax positions	1.5	5.3
Decreases related to prior years positions	(4.8)	(1.1)
Settlements	(2.7)	—
Decrease due to lapse of statute	(0.6)	(1.1)

Ending balance	$9.8	$13.8

The portion of the unrecognized tax benefits that, if recognized currently, would reduce the annual effective tax rate was $8.5 as of December 29, 2012 and $13.1 as of December 31, 2011. The Company recognizes interest and penalties related to unrecognized tax benefits through interest expense and income tax expense, respectively. Interest accrued related to unrecognized tax benefits was $2.0 as of December 29, 2012 and $0.8 as of December 31, 2011.

The Company is subject to periodic audits by domestic and foreign tax authorities. Currently, the Company is undergoing routine periodic audits in both domestic and foreign tax jurisdictions. It is reasonably possible that the amounts of unrecognized tax benefits could change in the next 12 months as a result of the audits; however, any payment of tax is not expected to be significant to the consolidated financial statements.

For the majority of tax jurisdictions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2008.

No provision has been made for U.S. federal and state income taxes or foreign taxes that may result from future remittances of the remaining undistributed earnings of foreign subsidiaries of $313.9 at December 29, 2012, as the Company expects such earnings will remain reinvested overseas indefinitely.

In January 2013, the American Taxpayer Relief Act of 2012 was signed into law and various tax provisions including the research credit that had expired as of December 31, 2011 were reinstated retroactively to January 1, 2012. In accordance with ASC 740-45-15, the effects of changes in tax rates and laws on deferred tax balances and tax rates are recognized in the period the legislation is enacted. As a result, the impact of the new legislation will be reflected in the Company’s consolidated financial position and results of operations in fiscal 2013.